RELATED PARTY TRANSACTIONS - Investment Management and Service Fees Related to AB (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Investment management and service fees	$ 4,891	$ 5,395	$ 4,608
Alliance Bernstein
Related Party Transaction [Line Items]
Investment management and service fees	1,453	1,645	1,368
Distribution revenues	591	637	516
Other revenues - shareholder servicing fees	79	86	79
Other revenues - other	8	8	8
Total	$ 2,131	$ 2,376	$ 1,971